Shareholder Report, Average Annual Return (Details) 195772_Pacer Metaurus Nasdaq 100 Dividend Multiplier 600 ETF_TF_TSR Annual {TF}	12 Months Ended	13 Months Ended
	Oct. 31, 2025	Oct. 31, 2025
Pacer Metaurus Nasdaq 100 Dividend Multiplier 600 ETF
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Pacer Metaurus Nasdaq 100 Dividend Multiplier 600 ETF NAV
Average Annual Return, Percent	26.61%	24.42%
Metaurus Nasdaq-100 Dividend Multiplier Total Return Index Series 600 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Metaurus Nasdaq-100 Dividend Multiplier Total Return Index - Series 600
Average Annual Return, Percent	27.60%	25.13%
S&P 500 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Average Annual Return, Percent	21.45%	19.11%